DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers High Beta High Yield Bond ETF

November 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 96.1%
Basic Materials - 4.1%
Chemicals - 2.5%
ASP Unifrax Holdings, Inc.
144A, 5.25%, 9/30/28	$31,000	$25,637
144A, 7.50%, 9/30/29(a)	10,000	6,606
Chemours Co.
5.375%, 5/15/27(a)	13,000	11,819
144A, 5.75%, 11/15/28	25,000	21,987
144A, 4.625%, 11/15/29	15,000	12,103
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	13,000	11,380
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	13,000	11,572
Methanex Corp., 5.25%, 12/15/29	26,000	23,257
NOVA Chemicals Corp.
144A, 5.00%, 5/1/25	17,000	16,029
144A, 5.25%, 6/1/27	45,000	40,447
144A, 4.25%, 5/15/29(a)	13,000	10,862
Olympus Water US Holding Corp.
144A, 4.25%, 10/1/28	22,000	17,864
144A, 6.25%, 10/1/29	20,000	14,051
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	38,000	33,641
144A, 6.625%, 5/1/29	19,000	15,753
Tronox, Inc., 144A, 4.625%, 3/15/29	37,000	29,665
WR Grace Holdings LLC
144A, 4.875%, 6/15/27	15,000	13,355
144A, 5.625%, 8/15/29	39,000	32,251

(Cost $394,629)		348,279

Forest Products & Paper - 0.2%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $22,502)	22,000	18,647

Iron/Steel - 0.6%
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	18,000	18,223
144A, 8.00%, 11/1/27	32,000	33,113
144A, 8.50%, 5/1/30	16,000	16,235
United States Steel Corp., 6.875%, 3/1/29(a)	19,000	18,228

(Cost $86,175)		85,799

Mining - 0.8%
Arconic Corp., 144A, 6.125%, 2/15/28	24,000	22,353
Constellium SE, 144A, 3.75%, 4/15/29(a)	13,000	10,640
FMG Resources August 2006 Pty Ltd., 144A, 6.125%, 4/15/32	28,000	25,653
Hudbay Minerals, Inc.
144A, 4.50%, 4/1/26	15,000	13,604
144A, 6.125%, 4/1/29	15,000	13,447
Kaiser Aluminum Corp.
144A, 4.625%, 3/1/28	15,000	13,215
144A, 4.50%, 6/1/31	15,000	12,692

(Cost $124,595)		111,604

Communications - 19.1%
Advertising - 1.2%
Clear Channel Outdoor Holdings, Inc.
144A, 5.125%, 8/15/27	42,000	36,255
144A, 7.75%, 4/15/28	35,000	26,119
144A, 7.50%, 6/1/29	27,000	19,894
CMG Media Corp., 144A, 8.875%, 12/15/27	36,000	27,428
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 4.25%, 1/15/29	11,000	9,196
144A, 4.625%, 3/15/30	23,000	19,291
Stagwell Global LLC, 144A, 5.625%, 8/15/29	29,000	24,901

(Cost $195,006)		163,084

Internet - 0.5%
Arches Buyer, Inc.
144A, 4.25%, 6/1/28	30,000	24,785
144A, 6.125%, 12/1/28	13,000	10,468

Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	20,000	12,380
Rakuten Group, Inc., 144A, 10.25%, 11/30/24	20,000	19,711

(Cost $78,988)		67,344

Media - 8.9%
Altice Financing SA
144A, 5.00%, 1/15/28	32,000	26,460
144A, 5.75%, 8/15/29	64,000	52,408
AMC Networks, Inc.
4.75%, 8/1/25	10,000	8,875
4.25%, 2/15/29(a)	36,000	26,638
Audacy Capital Corp.
144A, 6.50%, 5/1/27	21,000	5,374
144A, 6.75%, 3/31/29	14,000	3,184
CSC Holdings LLC
144A, 5.375%, 2/1/28	25,000	22,474
144A, 7.50%, 4/1/28	27,000	21,083
144A, 6.50%, 2/1/29	56,000	51,100
144A, 5.75%, 1/15/30	72,000	49,342
144A, 4.125%, 12/1/30	29,000	22,294
144A, 4.625%, 12/1/30	74,000	47,046
144A, 4.50%, 11/15/31	40,000	30,647
144A, 5.00%, 11/15/31	18,000	11,378

Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	78,000	12,242
144A, 6.625%, 8/15/27	44,000	1,736
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	114,000	104,067
DISH DBS Corp.
5.875%, 11/15/24	66,000	62,046
7.75%, 7/1/26	51,000	41,925
144A, 5.25%, 12/1/26	85,000	72,462
7.375%, 7/1/28	30,000	22,023
144A, 5.75%, 12/1/28	79,000	64,108
5.125%, 6/1/29	48,000	31,262
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	43,000	32,597
Gray Television, Inc.
144A, 7.00%, 5/15/27	30,000	27,675
144A, 4.75%, 10/15/30	20,000	14,831
iHeartCommunications, Inc.
6.375%, 5/1/26	22,000	20,834
8.375%, 5/1/27	38,000	33,704
144A, 5.25%, 8/15/27	19,000	16,949
144A, 4.75%, 1/15/28	26,000	22,265
LCPR Senior Secured Financing DAC
144A, 6.75%, 10/15/27	40,000	37,892
144A, 5.125%, 7/15/29	22,000	18,193
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	23,000	20,427
144A, 8.00%, 8/1/29	28,000	23,809
Radiate Holdco LLC / Radiate Finance, Inc.
144A, 4.50%, 9/15/26	23,000	18,850
144A, 6.50%, 9/15/28	36,000	19,495
Sinclair Television Group, Inc., 144A, 5.50%, 3/1/30	13,000	9,966
Univision Communications, Inc., 144A, 7.375%, 6/30/30	23,000	22,799
UPC Holding BV, 144A, 5.50%, 1/15/28	52,000	46,361
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	25,000	20,422
Ziggo Bond Co. BV
144A, 6.00%, 1/15/27	16,000	14,787
144A, 5.125%, 2/28/30	13,000	10,568

(Cost $1,539,281)		1,222,598

Telecommunications - 8.5%
Altice France Holding SA
144A, 10.50%, 5/15/27	55,000	43,553
144A, 6.00%, 2/15/28	41,000	27,567
Altice France SA
144A, 8.125%, 2/1/27	46,000	43,863
144A, 5.50%, 1/15/28	29,000	24,210
144A, 5.125%, 1/15/29	15,000	11,835
144A, 5.125%, 7/15/29	79,000	61,364
144A, 5.50%, 10/15/29	67,000	52,922
Avaya, Inc., 144A, 6.125%, 9/15/28	34,000	14,962
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	32,000	28,560
CommScope Technologies LLC 144A, 6.00%, 6/15/25	33,000	30,363
144A, 5.00%, 3/15/27	19,000	14,567
CommScope, Inc.
144A, 6.00%, 3/1/26	48,000	46,391
144A, 8.25%, 3/1/27	35,000	30,100
144A, 7.125%, 7/1/28	18,000	13,979
144A, 4.75%, 9/1/29	43,000	36,068
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	63,000	59,638
Consolidated Communications, Inc.
144A, 5.00%, 10/1/28	12,000	9,082
144A, 6.50%, 10/1/28	20,000	16,348
Frontier Communications Holdings LLC
144A, 6.75%, 5/1/29	25,000	21,019
5.875%, 11/1/29	20,000	15,990
144A, 6.00%, 1/15/30	40,000	32,165
144A, 8.75%, 5/15/30	31,000	31,967
Hughes Satellite Systems Corp.,6.625%, 8/1/26(a)	19,000	17,693
Iliad Holding SASU
144A, 6.50%, 10/15/26	31,000	29,519
144A, 7.00%, 10/15/28	33,000	31,195
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	91,000	83,929
Level 3 Financing, Inc.
144A, 4.625%, 9/15/27	35,000	29,536
144A, 4.25%, 7/1/28	32,000	25,085

144A, 3.625%, 1/15/29	22,000	16,045
144A, 3.75%, 7/15/29	33,000	23,882
Lumen Technologies, Inc.
144A, 5.125%, 12/15/26	22,000	18,843
144A, 4.50%, 1/15/29	35,000	23,678
144A, 5.375%, 6/15/29	15,000	10,619
Telecom Italia SpA, 144A, 5.303%, 5/30/24	40,000	38,795
Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	13,000	6,147
144A, 4.875%, 6/1/27	10,000	4,506
VEON Holdings BV, 144A, 4.95%, 6/16/24	17,000	14,501

Viasat, Inc.
144A, 5.625%, 9/15/25	18,000	16,770
144A, 5.625%, 4/15/27	16,000	14,723
144A, 6.50%, 7/15/28	20,000	15,419
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	45,000	39,261
Zayo Group Holdings, Inc.
144A, 4.00%, 3/1/27	53,000	38,048
144A, 6.125%, 3/1/28	28,000	15,241

(Cost $1,385,465)		1,179,948

Consumer, Cyclical - 19.9%
Airlines - 0.9%
American Airlines Group, Inc., 144A, 3.75%, 3/1/25(a)	16,000	14,025
American Airlines, Inc., 144A, 11.75%, 7/15/25	80,000	87,934
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	31,000	29,054

(Cost $136,243)		131,013

Auto Manufacturers - 0.4%
Jaguar Land Rover Automotive PLC
144A, 7.75%, 10/15/25	17,000	15,479
144A, 4.50%, 10/1/27(a)	13,000	9,927
144A, 5.875%, 1/15/28	23,000	17,755
144A, 5.50%, 7/15/29	16,000	11,466

(Cost $66,394)		54,627

Auto Parts & Equipment - 1.5%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26	20,000	18,453
American Axle & Manufacturing, Inc.
6.50%, 4/1/27(a)	13,000	12,239
6.875%, 7/1/28	10,000	9,646
5.00%, 10/1/29	24,000	20,793
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	52,000	50,828
Dana, Inc. 5.375%, 11/15/27	10,000	9,175
5.625%, 6/15/28	20,000	18,376
4.25%, 9/1/30	10,000	8,014
Goodyear Tire & Rubber Co.
5.00%, 7/15/29	23,000	20,056
5.25%, 4/30/31(a)	14,000	11,995
5.25%, 7/15/31	16,000	13,735
5.625%, 4/30/33(a)	21,000	17,940

(Cost $231,936)		211,250

Distribution/Wholesale - 0.0%
Wesco Aircraft Holdings, Inc., 144A, 13.125%, 11/15/27
(Cost $13,373)	15,000	3,787

Entertainment - 2.6%
AMC Entertainment Holdings, Inc.
144A, 6/15/26	46,000	16,703
144A, 7.50%, 2/15/29	25,000	14,279
Caesars Entertainment, Inc.
144A, 8.125%, 7/1/27	46,000	46,244
144A, 4.625%, 10/15/29	46,000	38,539
Cinemark USA, Inc.
144A, 5.875%, 3/15/26	22,000	19,257
144A, 5.25%, 7/15/28	20,000	15,998
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	31,000	28,792
Penn Entertainment, Inc.
144A, 5.625%, 1/15/27	10,000	9,239
144A, 4.125%, 7/1/29	10,000	8,168
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	19,000	15,044
144A, 5.875%, 9/1/31	31,000	23,678
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	32,000	21,713
Scientific Games International, Inc.
144A, 7.00%, 5/15/28	19,000	18,854
144A, 7.25%, 11/15/29	21,000	20,599
Six Flags Entertainment Corp., 144A, 5.50%, 4/15/27(a)	13,000	11,760
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A, 7.75%, 4/15/25	26,000	26,092
144A, 5.125%, 10/1/29	19,000	16,535

(Cost $428,067)		351,494

Food Service - 0.2%
TKC Holdings, Inc.
144A, 6.875%, 5/15/28	11,000	8,681
144A, 10.50%, 5/15/29	26,000	14,865

(Cost $35,172)		23,546

Home Builders - 0.8%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	10,000	7,718
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A, 6.25%, 9/15/27	25,000	22,290
144A, 4.875%, 2/15/30	15,000	11,846
Century Communities, Inc., 144A, 3.875%, 8/15/29	13,000	10,515
Mattamy Group Corp.
144A, 5.25%, 12/15/27	13,000	11,484
144A, 4.625%, 3/1/30	26,000	21,497

Taylor Morrison Communities, Inc.
144A, 5.75%, 1/15/28	12,000	11,169
144A, 5.125%, 8/1/30	13,000	11,330

(Cost $121,686)		107,849

Home Furnishings - 0.2%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $28,625)	31,000	23,977

Housewares - 0.2%
Scotts Miracle-Gro Co.
4.50%, 10/15/29	10,000	8,188
4.00%, 4/1/31	22,000	16,760
4.375%, 2/1/32	10,000	7,710

(Cost $37,720)		32,658

Leisure Time - 5.3%
Carnival Corp.
144A, 10.50%, 2/1/26	20,000	20,271
144A, 7.625%, 3/1/26(a)	37,000	31,245
144A, 5.75%, 3/1/27	115,000	86,753
144A, 9.875%, 8/1/27	23,000	22,170
144A, 6.00%, 5/1/29	76,000	53,912
144A, 10.50%, 6/1/30(a)	25,000	21,363
Carnival Holdings Bermuda Ltd., 144A, 10.375%, 5/1/28	53,000	54,938
Life Time, Inc.
144A, 5.75%, 1/15/26	24,000	22,953
144A, 8.00%, 4/15/26	20,000	18,003
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	14,000	12,194
144A, 5.875%, 3/15/26	46,000	37,792
144A, 5.875%, 2/15/27	26,000	23,183
144A, 7.75%, 2/15/29	25,000	20,026
Royal Caribbean Cruises Ltd.
144A, 4.25%, 7/1/26	18,000	14,830
144A, 5.50%, 8/31/26	26,000	22,369
144A, 5.375%, 7/15/27	25,000	20,620
144A, 11.625%, 8/15/27	35,000	35,653
3.70%, 3/15/28	22,000	16,533
144A, 5.50%, 4/1/28	63,000	51,497
144A, 8.25%, 1/15/29	26,000	26,210
144A, 9.25%, 1/15/29	26,000	26,645
Viking Cruises Ltd.
144A, 13.00%, 5/15/25	47,000	49,991
144A, 5.875%, 9/15/27	32,000	26,885
144A, 7.00%, 2/15/29	13,000	10,894

(Cost $813,629)		726,930

Lodging - 2.2%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A, 5.00%, 6/1/29	37,000	32,085
144A, 4.875%, 7/1/31	12,000	9,919
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	13,000	10,975
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25(a)	26,000	23,029
144A, 5.25%, 4/26/26	10,000	8,502
144A, 5.625%, 7/17/27	16,000	13,148
144A, 5.75%, 7/21/28	33,000	26,978
144A, 5.375%, 12/4/29	39,000	30,791
MGM Resorts International
5.50%, 4/15/27	18,000	16,978
4.75%, 10/15/28	19,000	16,846
Station Casinos LLC
144A, 4.50%, 2/15/28	19,000	16,776
144A, 4.625%, 12/1/31	13,000	10,679
Travel + Leisure Co., 144A, 4.50%, 12/1/29	17,000	13,803
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 5.50%, 3/1/25	47,000	45,281
144A, 5.25%, 5/15/27	33,000	30,279

(Cost $347,126)		306,069

Retail - 5.6%
Asbury Automotive Group, Inc.
144A, 4.625%, 11/15/29	21,000	18,113
4.75%, 3/1/30	18,000	15,422
144A, 5.00%, 2/15/32	16,000	13,537

Bath & Body Works, Inc.
5.25%, 2/1/28	13,000	11,991
7.50%, 6/15/29(a)	14,000	14,063
144A, 6.625%, 10/1/30	36,000	33,750
Carvana Co.
144A, 5.625%, 10/1/25	13,000	5,873
144A, 5.50%, 4/15/27	15,000	5,411
144A, 5.875%, 10/1/28	15,000	5,290
144A, 4.875%, 9/1/29	19,000	6,359
144A, 10.25%, 5/1/30	114,000	48,014
eG Global Finance PLC
144A, 6.75%, 2/7/25	18,000	16,415
144A, 8.50%, 10/30/25	16,000	15,297
Ferrellgas LP / Ferrellgas Finance Corp.
144A, 5.375%, 4/1/26	17,000	15,669
144A, 5.875%, 4/1/29	22,000	18,563
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 6.75%, 1/15/30	38,000	32,048

Gap, Inc.
144A, 3.625%, 10/1/29	19,000	14,621
144A, 3.875%, 10/1/31	29,000	21,925
Guitar Center, Inc., 144A, 8.50%, 1/15/26	14,000	12,267
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	28,000	19,311
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	26,000	21,787
Macy’s Retail Holdings LLC
144A, 5.875%, 4/1/29	13,000	11,972
144A, 5.875%, 3/15/30	11,000	9,942
144A, 6.125%, 3/15/32	21,000	18,402
Michaels Cos., Inc.
144A, 5.25%, 5/1/28	22,000	16,143
144A, 7.875%, 5/1/29	43,000	25,504
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	29,000	27,966
Nordstrom, Inc.
4.375%, 4/1/30(a)	23,000	18,515
4.25%, 8/1/31	11,000	8,577
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	19,000	7,161
PetSmart, Inc. / PetSmart Finance Corp., 144A, 7.75%, 2/15/29	39,000	36,123
QVC, Inc.
4.85%, 4/1/24	16,000	15,252
4.45%, 2/15/25	15,000	12,774
4.75%, 2/15/27	15,000	11,287
4.375%, 9/1/28	23,000	15,449
Rite Aid Corp., 144A, 8.00%, 11/15/26	23,000	14,187
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	17,000	14,046
144A, 4.875%, 11/15/31	17,000	13,615
SRS Distribution, Inc.
144A, 6.125%, 7/1/29	12,000	9,973
144A, 6.00%, 12/1/29	31,000	25,453
Staples, Inc.
144A, 7.50%, 4/15/26	66,000	58,760
144A, 10.75%, 4/15/27(a)	26,000	18,966
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	17,000	14,553

(Cost $983,449)		770,346

Consumer, Non-cyclical - 15.7%
Agriculture - 0.3%
Vector Group Ltd.
144A, 10.50%, 11/1/26	22,000	22,086
144A, 5.75%, 2/1/29	22,000	18,947

(Cost $45,251)		41,033

Beverages - 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $18,988)	19,000	16,337

Biotechnology - 0.1%
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28
(Cost $18,039)	19,000	15,987

Commercial Services - 3.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	59,000	56,156
144A, 9.75%, 7/15/27	28,000	25,318
144A, 6.00%, 6/1/29	25,000	17,893
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	51,000	43,312
APX Group, Inc.
144A, 6.75%, 2/15/27	15,000	14,749
144A, 5.75%, 7/15/29	30,000	25,649
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 5.75%, 7/15/27	10,000	9,215
144A, 4.75%, 4/1/28	13,000	11,434
144A, 5.375%, 3/1/29(a)	14,000	12,335
CoreCivic, Inc.,8.25%, 4/15/26(a)	18,000	18,406
Garda World Security Corp.
144A, 4.625%, 2/15/27	14,000	12,590
144A, 9.50%, 11/1/27	26,000	24,130
144A, 6.00%, 6/1/29	11,000	8,728
Hertz Corp.
144A, 4.625%, 12/1/26	13,000	11,287
144A, 5.00%, 12/1/29	38,000	30,207
MPH Acquisition Holdings LLC
144A, 5.50%, 9/1/28	27,000	21,597
144A, 5.75%, 11/1/28(a)	43,000	30,273

Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 6.25%, 1/15/28	33,000	30,740
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	20,000	19,981
144A, 7.375%, 9/1/25	23,000	21,941
Sotheby’s, 144A, 7.375%, 10/15/27	20,000	19,512
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	29,000	29,049

(Cost $557,639)		494,502

Cosmetics/Personal Care - 0.4%
Coty, Inc.
144A, 5.00%, 4/15/26	24,000	22,901
144A, 6.50%, 4/15/26(a)	14,000	13,389
Edgewell Personal Care Co., 144A, 4.125%, 4/1/29	13,000	11,315

(Cost $51,387)		47,605

Food - 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 5.875%, 2/15/28	24,000	22,980
B&G Foods, Inc.
5.25%, 4/1/25	24,000	21,211
5.25%, 9/15/27	24,000	19,335
Performance Food Group, Inc., 144A, 4.25%, 8/1/29	26,000	22,870
Post Holdings, Inc.
144A, 5.625%, 1/15/28	25,000	23,600
144A, 5.50%, 12/15/29	42,000	38,640
144A, 4.625%, 4/15/30	42,000	36,370
144A, 4.50%, 9/15/31	45,000	38,080
Sigma Holdco BV, 144A, 7.875%, 5/15/26	19,000	13,803
US Foods, Inc.
144A, 4.75%, 2/15/29	24,000	21,573
144A, 4.625%, 6/1/30	21,000	18,375

(Cost $306,227)		276,837

Healthcare-Products - 0.5%
Medline Borrower LP, 144A, 5.25%, 10/1/29
(Cost $76,017)	79,000	64,474

Healthcare-Services - 4.2%
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	67,000	61,923
144A, 5.625%, 3/15/27	60,000	51,039
144A, 8.00%, 12/15/27	16,000	14,200
144A, 6.875%, 4/1/28	20,000	9,780
144A, 6.00%, 1/15/29	23,000	19,133
144A, 6.875%, 4/15/29	55,000	28,975
144A, 6.125%, 4/1/30	44,000	22,520
144A, 5.25%, 5/15/30	51,000	39,015
144A, 4.75%, 2/15/31	38,000	27,930
DaVita, Inc.
144A, 4.625%, 6/1/30	85,000	68,229
144A, 3.75%, 2/15/31	48,000	35,051
Encompass Health Corp., 4.625%, 4/1/31	10,000	8,645
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	25,000	22,989
144A, 4.375%, 2/15/27	16,000	13,283
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	13,000	7,583
ModivCare, Inc., 144A, 5.875%, 11/15/25	13,000	12,008
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	46,000	36,704
Select Medical Corp., 144A, 6.25%, 8/15/26	32,000	30,800
Tenet Healthcare Corp., 144A, 6.125%, 10/1/28	79,000	69,741

(Cost $718,434)		579,548

Household Products/Wares - 0.3%
Central Garden & Pet Co., 144A, 4.125%, 4/30/31	10,000	8,274
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
144A, 5.00%, 12/31/26	13,000	11,873
144A, 7.00%, 12/31/27	13,000	10,813
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	13,000	9,741

(Cost $48,730)		40,701

Pharmaceuticals - 4.2%
1375209 BC Ltd., 144A, 9.00%, 1/30/28	20,000	19,750
AdaptHealth LLC
144A, 4.625%, 8/1/29	21,000	17,568
144A, 5.125%, 3/1/30	16,000	13,607
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	38,000	24,713
144A, 8.50%, 1/31/27	12,000	5,771
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	46,000	38,985
144A, 9.00%, 12/15/25	28,000	20,213
144A, 6.125%, 2/1/27	26,000	17,277
144A, 5.75%, 8/15/27	13,000	8,460
144A, 5.00%, 1/30/28	7,000	2,870
144A, 4.875%, 6/1/28	52,000	31,918
144A, 11.00%, 9/30/28	53,000	40,942
144A, 5.00%, 2/15/29	15,000	6,343
144A, 6.25%, 2/15/29	23,000	9,647

144A, 5.25%, 1/30/30	24,000	10,010
144A, 14.00%, 10/15/30	14,000	7,837
144A, 5.25%, 2/15/31	11,000	4,613
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	13,000	10,826
Elanco Animal Health, Inc., 6.40%, 8/28/28	19,000	17,642
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
144A, 10.00%, 4/15/25	11,000	9,531
144A, 11.50%, 12/15/28	27,000	23,308
Owens & Minor, Inc.
144A, 4.50%, 3/31/29	21,000	16,956
144A, 6.625%, 4/1/30	16,000	13,971

Teva Pharmaceutical Finance Netherlands III BV
7.125%, 1/31/25	26,000	26,088
3.15%, 10/1/26	111,000	95,883
4.75%, 5/9/27	26,000	23,658
6.75%, 3/1/28(a)	32,000	31,536
5.125%, 5/9/29(a)	35,000	31,465

(Cost $773,009)		581,388

Energy - 12.8%
Energy-Alternate Sources - 0.3%
TerraForm Power Operating LLC
144A, 5.00%, 1/31/28	19,000	17,643
144A, 4.75%, 1/15/30	19,000	17,135

(Cost $39,871)		34,778

Oil & Gas - 6.5%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A, 7.00%, 11/1/26	16,000	15,705
144A, 5.875%, 6/30/29	10,000	9,006
Callon Petroleum Co. 144A,
8.00%, 8/1/28	17,000	16,815
144A, 7.50%, 6/15/30	25,000	23,557
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	29,000	30,496
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	46,000	46,336
CITGO Petroleum Corp.
144A, 7.00%, 6/15/25	29,000	28,551
144A, 6.375%, 6/15/26	17,000	16,637
CNX Resources Corp.
144A, 6.00%, 1/15/29	13,000	12,201
144A, 7.375%, 1/15/31	21,000	20,763
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	19,000	17,500
Comstock Resources, Inc.
144A, 6.75%, 3/1/29	42,000	40,345
144A, 5.875%, 1/15/30	25,000	22,784
CVR Energy, Inc.
144A, 5.25%, 2/15/25	15,000	14,398
144A, 5.75%, 2/15/28	11,000	9,914
Hilcorp Energy I LP / Hilcorp Finance Co.
144A, 6.25%, 11/1/28	15,000	14,302
144A, 5.75%, 2/1/29	15,000	13,863
144A, 6.00%, 4/15/30	13,000	11,965
144A, 6.00%, 2/1/31	25,000	22,781
144A, 6.25%, 4/15/32	22,000	20,211
Laredo Petroleum, Inc.
9.50%, 1/15/25	15,000	15,022
144A, 7.75%, 7/31/29	10,000	9,550
Leviathan Bond Ltd.
144A, REGS, 6.125%, 6/30/25	16,000	15,771
144A, REGS, 6.50%, 6/30/27	25,000	24,375
144A, REGS, 6.75%, 6/30/30	14,000	13,300
MEG Energy Corp., 144A, 5.875%, 2/1/29	16,000	15,057
Moss Creek Resources Holdings, Inc.
144A, 7.50%, 1/15/26	18,000	16,772
144A, 10.50%, 5/15/27	15,000	14,775
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	14,000	13,320
Nabors Industries, Inc.
5.75%, 2/1/25	25,000	24,031
144A, 7.375%, 5/15/27	19,000	18,501
Northern Oil and Gas, Inc., 144A, 8.125%, 3/1/28	19,000	18,598
Parkland Corp.
144A, 5.875%, 7/15/27	11,000	10,560
144A, 4.50%, 10/1/29	21,000	17,804
144A, 4.625%, 5/1/30	31,000	26,034
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	18,000	17,816
6.00%, 2/15/28	29,000	26,512
Puma International Financing SA, 144A, 5.125%, 10/6/24	50,000	46,871
Range Resources Corp., 8.25%, 1/15/29	16,000	16,575
SM Energy Co.
6.75%, 9/15/26	12,000	11,780
6.625%, 1/15/27	11,000	10,799
6.50%, 7/15/28	11,000	10,654
Sunoco LP / Sunoco Finance Corp.
4.50%, 5/15/29	20,000	17,343
4.50%, 4/30/30	35,000	30,412

Transocean, Inc.
144A, 7.50%, 1/15/26	15,000	12,595
144A, 11.50%, 1/30/27	18,000	18,164
144A, 8.00%, 2/1/27	24,000	19,654

(Cost $938,828)		900,775

Oil & Gas Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	16,000	15,507
144A, 6.25%, 4/1/28	21,000	19,511
CGG SA, 144A, 8.75%, 4/1/27(a)	13,000	10,959
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	19,000	18,222
6.875%, 9/1/27	29,000	27,598
Weatherford International Ltd.
144A, 6.50%, 9/15/28	13,000	12,502
144A, 8.625%, 4/30/30	51,000	48,970

(Cost $164,470)		153,269

Pipelines - 4.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 5.75%, 3/1/27	18,000	17,210
144A, 5.75%, 1/15/28	17,000	16,093
Buckeye Partners LP, 144A, 4.50%, 3/1/28	13,000	11,558
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	47,000	42,471
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
144A, 5.625%, 5/1/27	15,000	14,128
144A, 6.00%, 2/1/29	29,000	26,783
144A, 8.00%, 4/1/29	11,000	11,103
EQM Midstream Partners LP
144A, 6.00%, 7/1/25	19,000	18,653
144A, 7.50%, 6/1/27	13,000	12,993
144A, 6.50%, 7/1/27	24,000	23,314
5.50%, 7/15/28	18,000	16,700
144A, 4.50%, 1/15/29	21,000	18,482
144A, 7.50%, 6/1/30	13,000	12,907
144A, 4.75%, 1/15/31	47,000	39,623
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	14,000	13,499
8.00%, 1/15/27	25,000	23,888
7.75%, 2/1/28	28,000	26,767
ITT Holdings LLC, 144A, 6.50%, 8/1/29	41,000	35,133
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	32,000	31,307
144A, 6.50%, 9/30/26	53,000	51,293
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	62,000	56,056
NuStar Logistics LP
6.00%, 6/1/26	25,000	24,270
5.625%, 4/28/27	15,000	14,123
6.375%, 10/1/30	15,000	13,978
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	14,000	12,614
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	15,000	15,206
144A, 6.00%, 3/1/27	11,000	10,475
144A, 5.50%, 1/15/28	22,000	20,004
144A, 6.00%, 12/31/30	19,000	17,100
144A, 6.00%, 9/1/31	25,000	22,326

(Cost $718,033)		670,057

Financial - 8.4%
Banks - 0.5%
Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	11,000	10,130
144A, 8.25%, 4/15/25	14,000	12,505
144A, 7.625%, 5/1/26	15,000	12,755
144A, 6.625%, 1/15/27	24,000	19,156
Intesa Sanpaolo SpA, 144A, 4.198%, 6/1/32	21,000	15,456

(Cost $82,008)		70,002

Diversified Financial Services - 4.3%
Coinbase Global, Inc.
144A, 3.375%, 10/1/28	25,000	14,531
144A, 3.625%, 10/1/31	41,000	21,684
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	33,000	13,591
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	26,000	21,671
LD Holdings Group LLC
144A, 6.50%, 11/1/25	11,000	7,172
144A, 6.125%, 4/1/28	14,000	7,102
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	36,000	31,454
144A, 5.625%, 1/15/30	10,000	7,908
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	15,000	13,656
144A, 5.50%, 8/15/28	22,000	18,482
144A, 5.125%, 12/15/30	31,000	24,204
144A, 5.75%, 11/15/31	16,000	12,822
Navient Corp.
6.75%, 6/25/25	13,000	12,512
6.75%, 6/15/26	13,000	12,405
5.00%, 3/15/27	19,000	16,432
4.875%, 3/15/28	13,000	10,634
5.50%, 3/15/29	34,000	27,784
NFP Corp., 144A, 6.875%, 8/15/28	67,000	56,883

OneMain Finance Corp.
7.125%, 3/15/26	45,000	43,650
6.625%, 1/15/28	30,000	27,630
3.875%, 9/15/28	15,000	11,925
5.375%, 11/15/29	19,000	15,894
4.00%, 9/15/30	32,000	24,026
PennyMac Financial Services, Inc.
144A, 5.375%, 10/15/25	17,000	15,519
144A, 4.25%, 2/15/29	17,000	13,543
144A, 5.75%, 9/15/31	23,000	18,435
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	21,000	19,489
144A, 5.75%, 6/15/27	11,000	9,808
144A, 5.50%, 4/15/29	29,000	23,701
VistaJet Malta Finance PLC / XO Management Holding, Inc.
144A, 7.875%, 5/1/27	13,000	11,796
144A, 6.375%, 2/1/30	26,000	21,223

(Cost $706,108)		587,566

Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	32,000	29,930
144A, 10.125%, 8/1/26	10,000	9,765
144A, 6.00%, 8/1/29	13,000	10,421
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A, 5.875%, 11/1/29	11,000	9,408
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	52,000	47,970
AssuredPartners, Inc.
144A, 7.00%, 8/15/25	13,000	12,495
144A, 5.625%, 1/15/29	14,000	11,914

(Cost $144,536)		131,903

Real Estate - 0.6%
Kennedy-Wilson, Inc.
4.75%, 2/1/30	15,000	11,906
5.00%, 3/1/31	24,000	18,971
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 5.75%, 1/15/29	24,000	17,909
144A, 5.25%, 4/15/30	35,000	25,718
WeWork Cos., Inc., 144A, 7.875%, 5/1/25	18,000	9,210

(Cost $110,828)		83,714

Real Estate Investment Trusts - 1.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 4.50%, 4/1/27	19,000	16,669
Diversified Healthcare Trust
9.75%, 6/15/25	13,000	12,545
4.75%, 2/15/28	13,000	8,925
4.375%, 3/1/31	22,000	15,292
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.75%, 6/15/29	16,000	13,122
Office Properties Income Trust
4.50%, 2/1/25	20,000	17,715
3.45%, 10/15/31	12,000	7,666
Service Properties Trust
4.35%, 10/1/24	32,000	29,727
7.50%, 9/15/25	26,000	25,402
4.75%, 10/1/26	15,000	12,394
5.50%, 12/15/27	16,000	13,940
3.95%, 1/15/28	7,000	5,184
4.95%, 10/1/29	22,000	16,136
4.375%, 2/15/30	10,000	7,033
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	19,000	13,743
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 4.75%, 4/15/28	15,000	12,554
144A, 6.50%, 2/15/29	38,000	27,941

(Cost $295,434)		255,988

Venture Capital - 0.2%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29
(Cost $26,997)	26,000	22,762

Industrial - 9.8%
Aerospace/Defense - 3.6%
Bombardier, Inc.
144A, 7.50%, 3/15/25	43,000	43,130
144A, 7.125%, 6/15/26	31,000	30,341
144A, 7.875%, 4/15/27	49,000	47,948
144A, 6.00%, 2/15/28	30,000	27,706
Rolls-Royce PLC
144A, 3.625%, 10/14/25	40,000	36,614
144A, 5.75%, 10/15/27	25,000	23,820
Spirit AeroSystems, Inc.
144A, 7.50%, 4/15/25	31,000	30,716
4.60%, 6/15/28	29,000	22,527
144A, 9.375%, 11/30/29	25,000	26,373
TransDigm, Inc.
6.375%, 6/15/26	22,000	21,560
7.50%, 3/15/27	16,000	15,982
5.50%, 11/15/27	74,000	69,315
4.625%, 1/15/29	40,000	34,833
4.875%, 5/1/29	34,000	29,731
Triumph Group, Inc.
144A, 8.875%, 6/1/24	15,000	15,362
144A, 6.25%, 9/15/24	13,000	12,367
7.75%, 8/15/25	11,000	9,447

(Cost $517,136)		497,772

Building Materials - 1.4%
Builders FirstSource, Inc., 144A, 6.375%, 6/15/32(a)	18,000	16,669
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	14,000	9,468
Griffon Corp., 5.75%, 3/1/28	26,000	24,173
JELD-WEN, Inc.
144A, 4.625%, 12/15/25	10,000	8,491
144A, 4.875%, 12/15/27	10,000	7,846
Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	36,000	32,105

Standard Industries, Inc.
144A, 4.75%, 1/15/28	26,000	23,603
144A, 4.375%, 7/15/30	56,000	46,001
144A, 3.375%, 1/15/31	29,000	22,296

(Cost $216,427)		190,652

Electrical Components & Equipment - 0.3%
Energizer Holdings, Inc.
144A, 4.75%, 6/15/28	25,000	21,823
144A, 4.375%, 3/31/29	21,000	17,897

(Cost $44,850)		39,720

Engineering & Construction - 0.3%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	33,000	26,215
Promontoria Holding 264 BV, 144A, 7.875%, 3/1/27	12,000	11,373

(Cost $42,800)		37,588

Environmental Control - 0.9%
Covanta Holding Corp.
144A, 4.875%, 12/1/29	20,000	16,926
5.00%, 9/1/30	10,000	8,566
GFL Environmental, Inc.
144A, 4.00%, 8/1/28	19,000	16,328
144A, 4.75%, 6/15/29	19,000	16,696
144A, 4.375%, 8/15/29	30,000	25,778
Madison IAQ LLC
144A, 4.125%, 6/30/28	18,000	15,481
144A, 5.875%, 6/30/29	36,000	26,492

(Cost $147,732)		126,267

Machinery-Diversified - 0.3%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	10,000	8,316
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	41,000	37,063

(Cost $53,361)		45,379

Miscellaneous Manufacturing - 0.2%
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	13,000	10,820
144A, 12.25%, 11/15/26	28,000	22,960

(Cost $41,405)		33,780

Packaging & Containers - 2.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	28,000	22,438
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 4.125%, 8/15/26	31,000	27,326
144A, 5.25%, 8/15/27(a)	40,000	30,326
144A, 5.25%, 8/15/27	21,000	15,921
Clydesdale Acquisition Holdings, Inc.
144A, 6.625%, 4/15/29	13,000	12,529
144A, 8.75%, 4/15/30	38,000	34,229
LABL, Inc.
144A, 6.75%, 7/15/26	18,000	17,272
144A, 10.50%, 7/15/27	28,000	25,799
144A, 5.875%, 11/1/28	13,000	11,522
144A, 8.25%, 11/1/29	11,000	8,855
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	45,000	44,272
144A, 7.25%, 4/15/25	39,000	35,548
OI European Group BV, 144A, 4.75%, 2/15/30	12,000	10,375
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	16,000	15,415
Trivium Packaging Finance BV, 144A, 8.50%, 8/15/27	19,000	17,812

(Cost $361,456)		329,639

Transportation - 0.2%
Seaspan Corp., 144A, 5.50%, 8/1/29
(Cost $25,188)	27,000	20,835

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC
144A, 9.75%, 8/1/27	12,000	12,126
144A, 5.50%, 5/1/28	25,000	21,766

(Cost $37,626)		33,892

Technology - 3.9%
Computers - 1.4%
Condor Merger Sub, Inc., 144A, 7.375%, 2/15/30	62,000	50,854
Diebold Nixdorf, Inc.
8.50%, 4/15/24	8,000	4,361
144A, 9.375%, 7/15/25	27,000	19,103
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26	35,000	5,425

NCR Corp.
144A, 5.00%, 10/1/28	32,000	27,810
144A, 5.125%, 4/15/29	32,000	27,636
144A, 5.25%, 10/1/30	11,000	9,281
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	15,000	13,452
Seagate HDD Cayman
4.125%, 1/15/31	5,000	3,909
144A, 9.625%, 12/1/32	5,600	5,857
Vericast Corp., 144A, 11.00%, 9/15/26	31,894	33,050

(Cost $252,849)		200,738

Office/Business Equipment - 0.3%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	10,000	7,881
Xerox Holdings Corp.
144A, 5.00%, 8/15/25	19,000	17,699
144A, 5.50%, 8/15/28	29,000	23,375

(Cost $56,266)		48,955

Semiconductors - 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25(a)
(Cost $11,380)	11,000	10,128

Software - 2.1%
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	75,000	56,258
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	16,000	15,560
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	33,000	28,297
Cloud Software Group Holdings, Inc., 144A, 6.50%, 3/31/29	125,000	108,179
MicroStrategy, Inc., 144A, 6.125%, 6/15/28(a)	16,000	11,882
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	24,000	16,491
144A, 5.375%, 12/1/28	15,000	6,865
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	56,000	40,148

(Cost $329,405)		283,680

Utilities - 2.4%
Electric - 1.9%
Calpine Corp.
144A, 5.125%, 3/15/28	37,000	33,186
144A, 4.625%, 2/1/29	31,000	26,805
144A, 5.00%, 2/1/31	23,000	19,976
NRG Energy, Inc.
5.75%, 1/15/28	21,000	20,135
144A, 5.25%, 6/15/29	20,000	18,456
144A, 3.625%, 2/15/31	46,000	36,838
144A, 3.875%, 2/15/32	28,000	22,540
PG&E Corp.
5.00%, 7/1/28(a)	25,000	22,850
5.25%, 7/1/30	37,000	33,546
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/29	33,000	29,057

(Cost $293,943)		263,389

Gas - 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	18,000	17,483
5.875%, 8/20/26	18,000	17,169
5.75%, 5/20/27	28,000	26,755

(Cost $62,811)		61,407

TOTAL CORPORATE BONDS
(Cost $15,405,530)		13,233,896

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $419,065)	419,065	419,065

CASH EQUIVALENTS - 1.4%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
(Cost $187,293)	187,293	187,293

TOTAL INVESTMENTS - 100.5% (Cost $16,011,888)		$13,840,254
Other assets and liabilities, net - (0.5%)		(64,747)

NET ASSETS - 100.0%		$13,775,507

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
SECURITIES LENDING COLLATERAL — 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
263,774	155,291	(d)	—	—	—	2,378	—	419,065	419,065
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
35,828	431,919		(280,454)	—	—	591	—	187,293	187,293

299,602	587,210		(280,454)	—	—	2,969	—	606,358	606,358

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $480,168, which is 3.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $76,202.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$13,233,896	$—	$13,233,896
Short-Term Investments(a)	606,358	—	—	606,358

TOTAL	$606,358	$13,233,896	$—	$13,840,254

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYUP-PH1

R-089711-1 (5/24) DBX005195 (5/24)